Financial assets and liabilities held for trading (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets And Liabilities Held For Trading Details Text [Abstract]
held for trading	R$ 801,182	R$ 6,282,141
Total assets held for trading pledged as a guarantee of liabilities	5,874,620	5,846,093
Unrealized gains/(losses) on securities and trading securities	(4,745,888)	(9,404,052)	R$ 7,425,562
Net variation in unrealized gains/(losses) from securities and trading securities	R$ (4,658,164)	R$ (1,978,490)	R$ (8,303,360)